PROPERTY AND EQUIPMENT - Equipment units under modernization program (Details) RM in Millions, $ in Millions, $ in Millions, $ in Millions, Rp in Billions	12 Months Ended					24 Months Ended
	Dec. 31, 2023 IDR (Rp)	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 IDR (Rp)	Dec. 31, 2020 IDR (Rp)	Dec. 31, 2022 IDR (Rp)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2022 SGD ($)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2021 HKD ($)	Dec. 31, 2021 SGD ($)	Dec. 31, 2021 MYR (RM)
Equipment units under modernization program
Proceeds from insurance claims		Rp 299	$ 19	Rp 133	Rp 234
Property and equipment		171,491		163,205	159,123	Rp 171,491	$ 11,015
Property and equipment excluding land rights insured		172,112		161,287		172,112
Provision for impairment of assets held for sale						0
Property and equipment excluding land rights insured amount		36,319		29,601		36,319		$ 10	$ 373	RM 54	$ 8	$ 360	RM 72
First loss basis		2,750		2,750		2,750
Pledged as collateral under lending agreements		18,370		22,939		18,370
Depreciated property and equipment still used in operations		67,979		67,355		Rp 67,979
Property under construction
Equipment units under modernization program
Interest capitalized		79		52	160
Foreign exchange loss capitalized		Rp 0		Rp 0	0
Percentage of completion of property under construction		55.91%		75.63%		55.91%	55.91%	55.91%	55.91%	55.91%	75.63%	75.63%	75.63%
Lost and broken equipment
Equipment units under modernization program
Proceeds from insurance claims		Rp 299		Rp 133	234
Property and equipment		270		103	Rp 190	Rp 270
Multi Service Access Note
Equipment units under modernization program
Accelerated depreciation.		1,603
Multi Service Access Note | More than one year
Equipment units under modernization program
Accelerated depreciation.		1,494
Land Rights and Buildings
Equipment units under modernization program
Property, plant and equipment fair value used as deemed cost		49,014		45,604		49,014
Network Indonesia | Service Life | Buildings
Equipment units under modernization program
Reduction in depreciation expense		93
Network Indonesia | Service Life | Buildings | Forecast | Change In Useful Lives Of Fixed Assets
Equipment units under modernization program
Reduction in depreciation expense	Rp 373
Telkomsel
Equipment units under modernization program
Property plant and equipment exchanged		909		258
Equipment units with carrying amount		6		818		6
Transmission installation and equipment		Rp 6		Rp 818		Rp 6
Minimum | Property under construction
Equipment units under modernization program
Interest capitalized rate		5.63%	5.63%	5.63%	6.25%
Minimum | Buildings
Equipment units under modernization program
Estimated useful lives of property and equipment		15 years	15 years
Minimum | Satellite, earth station and equipment
Equipment units under modernization program
Estimated useful lives of property and equipment		3 years	3 years
Minimum | Data processing equipment
Equipment units under modernization program
Estimated useful lives of property and equipment		3 years	3 years
Minimum | Service Life
Equipment units under modernization program
Estimated useful lives of property and equipment		30 years	30 years
Maximum | Property under construction
Equipment units under modernization program
Interest capitalized rate		7.90%	7.90%	8.70%	11.00%
Maximum | Buildings
Equipment units under modernization program
Estimated useful lives of property and equipment		50 years	50 years
Maximum | Satellite, earth station and equipment
Equipment units under modernization program
Estimated useful lives of property and equipment		20 years	20 years
Maximum | Data processing equipment
Equipment units under modernization program
Estimated useful lives of property and equipment		20 years	20 years
Maximum | Service Life
Equipment units under modernization program
Estimated useful lives of property and equipment		40 years	40 years